SHAREHOLDERS' EQUITY - Schedule of Stock Options Activity (Details) - Employees and Directors [Member] $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Number of Options, Outstanding at the beginning of the period | shares	3,110,938
Number of Options, Granted | shares	690,000
Number of Options, Exercised | shares	(275,005)
Number of Options, Forfeiture | shares	(78,437)
Number of Options, Outstanding at the end of the period | shares	3,447,496
Number of Options, Exercisable | shares	1,195,933
Weighted average exercise price, Outstanding at the beginning of the period | $ / shares	$ 7.6
Weighted average exercise price, Granted | $ / shares	4.6
Weighted average exercise price, Exercised | $ / shares	1.44
Weighted average exercise price, Canceled | $ / shares	3.29
Weighted average exercise price, Outstanding at the end of the period | $ / shares	3.22
Weighted average exercise price, Exercisable | $ / shares	$ 2.58
Weighted average remaining contractual term, beginning of the period	8 years 2 months 23 days
Weighted average remaining contractual term, end of the period	8 years 2 months 26 days
Weighted average remaining contractual term, exercisable	7 years 5 months 26 days
Aggregate Intrinsic Value Price, Outstanding at the beginning of the period | $	$ 7,579
Aggregate Intrinsic Value Price, Outstanding at the end of the period | $	11,437
Aggregate Intrinsic Value Price, Exercisable | $	$ 4,735